Pension Liabilities, Net (Schedule Of Changes In Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 11,204	$ 9,643
Projected benefit obligation at beginning of year	9,709	9,992
Liability assumed at the acquisition date of Nera
Service cost	36	63
Interest cost	349	349
Plan settlements	(1,167)
Expenses paid	(873)	(992)
Exchange rates differences	(1,003)	565
Actuarial loss (gain)	1,819	(268)
Projected benefit obligation at end of year	$ 11,204	$ 9,709